UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

 Investment Company Act file number 811-04447

Brandywine Fund, Inc.

(Exact name of Registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807
(Name and address of agent for service)

(302) 656-3017
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

Brandywine Fund, Inc.
Schedule of Investments
June 30, 2012 (Unaudited)

Shares or Principal Amount		Value

Common Stocks - 97.6% (a)

CONSUMER DISCRETIONARY
	Apparel Retail - 8.4%
1,424,500	American Eagle Outfitters Inc.	$28,105,385
1,415,300	Chico’s FAS Inc.	21,003,052
179,400	Genesco Inc.*	10,790,910
116,700	Ross Stores Inc.	7,290,249
340,200	The TJX Companies Inc.	14,604,786
215,100	Zumiez Inc.*	8,517,960
	Apparel, Accessories & Luxury Goods - 6.1%
304,100	Lululemon Athletica Inc.*	18,133,483
77,000	PVH Corp.	5,989,830
172,300	Under Armour Inc.*	16,278,904
191,200	VF Corp.	25,515,640
	Catalog Retail - 0.8%
207,900	HSN Inc.	8,388,765
	Footwear - 1.0%
517,300	Skechers U.S.A. Inc.*	10,537,401
	Housewares & Specialties - 2.2%
554,300	Jarden Corp.	23,291,686
	Leisure Facilities - 0.9%
308,100	Cedar Fair L.P.	9,233,757
	Restaurants - 2.3%
175,650	Panera Bread Co.*	24,492,636
	Specialty Stores - 10.2%
467,500	Dick’s Sporting Goods Inc.	22,440,000
574,600	GNC Holdings Inc.	22,524,320
175,900	Hibbett Sports Inc.*	10,151,189
722,400	Sally Beauty Holdings Inc.*	18,594,576
245,700	Ulta Salon, Cosmetics &
	Fragrance Inc.	22,943,466
237,800	Vitamin Shoppe Inc.*	13,062,354
	Total Consumer Discretionary	341,890,349

CONSUMER STAPLES
	Household Products - 2.6%
506,700	Church & Dwight Co. Inc.	28,106,649
	Packaged Foods & Meats - 0.4%
68,800	The Hain Celestial Group Inc.*	3,786,752
	Total Consumer Staples	31,893,401

FINANCIALS
	Property & Casualty Insurance - 2.1%
649,900	The Allstate Corp.	22,804,991
	Residential REITs - 3.8%
466,638	Camden Property Trust	31,577,394
186,500	Post Properties Inc.	9,129,175
	Thrifts & Mortgage Finance - 0.7%
387,900	Ocwen Financial Corp.*	7,284,762
	Total Financials	70,796,322

HEALTH CARE
	Biotechnology - 2.0%
341,700	Celgene Corp.*	21,923,472
	Health Care Facilities - 0.3%
127,800	HealthSouth Corp.*	2,972,628
	Health Care Services - 5.9%
532,600	Express Scripts Holding Co.*	29,735,058
822,200	Omnicare Inc.	25,677,306
325,000	Team Health Holdings Inc.*	7,829,250
	Health Care Supplies - 0.2%
31,900	Haemonetics Corp.*	2,364,109
	Life Sciences Tools & Services - 0.1%
40,800	ICON PLC - SP-ADR*	919,224
	Managed Health Care - 1.8%
331,200	UnitedHealth Group Inc.	19,375,200
	Pharmaceuticals - 0.7%
89,100	Impax Laboratories Inc.*	1,806,057
78,400	Watson Pharmaceuticals Inc.*	5,800,816
	Total Health Care	118,403,120

INDUSTRIALS
	Aerospace & Defense - 2.3%
151,800	Precision Castparts Corp.	24,969,582
	Construction & Engineering - 1.0%
23,000	Dycom Industries Inc.*	428,030
707,200	MasTec Inc.*	10,636,288
	Construction & Farm Machinery & Heavy Trucks - 3.2%
435,900	Wabtec Corp.	34,004,559
	Diversified Support Services - 0.1%
48,500	Healthcare Services Group Inc.	939,930
	Environmental & Facilities Services - 1.5%
140,100	Clean Harbors Inc.*	7,904,442
308,500	Tetra Tech Inc.*	8,045,680
	Heavy Electrical Equipment - 0.9%
387,800	The Babcock & Wilcox Co.*	9,501,100
	Human Resource & Employment Services - 2.7%
1,002,100	Robert Half International Inc.	28,629,997
	Trading Companies & Distributors - 3.2%
534,900	Air Lease Corp.*	10,371,711
608,500	United Rentals Inc.*	20,713,340
67,700	WESCO International Inc.*	3,896,135
	Trucking - 2.8%
812,400	Hertz Global Holdings Inc.*	10,398,720
234,072	Landstar System Inc.	12,106,204
780,100	Swift Transportation Co.*	7,371,945
	Total Industrials	189,917,663

INFORMATION TECHNOLOGY
	Application Software - 4.3%
1,377,700	Cadence Design Systems Inc.*	15,140,923
255,005	Mentor Graphics Corp.*	3,825,075
1,119,900	Nuance Communications Inc.*	26,676,018
	Communications Equipment - 4.0%
405,999	ADTRAN Inc.	12,257,110
289,900	Arris Group Inc.*	4,032,509
486,900	Qualcomm Inc.	27,110,592
	Computer Hardware - 8.1%
149,014	Apple Inc.*	87,024,176
	Data Processing & Outsourced Services - 5.3%
101,938	FleetCor Technologies Inc.*	3,571,907
231,400	Heartland Payment Systems Inc.	6,960,512
792,600	Vantiv Inc.*	18,459,654
225,000	Visa Inc.	27,816,750
	Electronic Components - 2.4%
461,700	Amphenol Corp.	25,356,564
	Total Information Technology	258,231,790

MATERIALS
	Construction Materials - 0.2%
45,000	Eagle Materials Inc.	1,680,300
	Specialty Chemicals - 1.3%
269,800	The Valspar Corp.	14,161,802
	Steel - 1.8%
404,800	Carpenter Technology Corp.	19,365,632
	Total Materials	35,207,734

	Total common stocks (cost $942,056,402)	1,046,340,379

Short-Term Investments – 3.8% (a)

	Commercial Paper - 3.5%
$36,900,000	Prudential Funding, LLC,
	due 07/02/12, discount of 0.13%	36,899,867
	Variable Rate Demand Note - 0.3%
3,534,602	American Family Financial
	Services, 0.10%	3,534,602
	Total short-term investments (cost $40,434,469)	40,434,469
	Total investments - 101.4% (cost $982,490,871)	1,086,774,848
	Liabilities, less
	other assets - (1.4%) (a)	(14,365,367)
	TOTAL NET ASSETS - 100.0%	$1,072,409,481

*  Non-dividend paying security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$982,490,871

Gross unrealized appreciation	$122,592,661
Gross unrealized depreciation	(18,308,684)
Net unrealized appreciation	$104,283,977

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2012, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$1,046,340,379

Level 2 – Short-Term Commercial Paper	36,899,867
Short-Term Variable Rate Demand Note	3,534,602
Total Level 2	40,434,469
Level 3 -	---
Total	$1,086,774,848

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2012.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)                      Brandywine Fund, Inc.

     By (Signature and Title)                             /s/William F. D’Alonzo
                                William F. D’Alonzo, President

        Date     August 2, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)                            /s/William F. D’Alonzo
                                    William F. D’Alonzo, President
        Date     August 2, 2012

     By (Signature and Title)                            /s/J. Gordon Kaiser
                                                                J. Gordon Kaiser, Treasurer

        Date     August 2, 2012